Revisions (Details) - Schedule of Consolidated Statement of Cash Flows - Vaso Corporation and Subsidaries [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
As Reported [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income	$ 11,873
Accounts and other receivables	(243)
Accrued commissions	1,094
Adjustment [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income	(579)
Accounts and other receivables	723
Accrued commissions	(144)
As Revised [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income	11,294
Accounts and other receivables	480
Accrued commissions	$ 950